General risk reserve	12 Months Ended
Dec. 31, 2017
General Risk Reserve
24. General risk reserve

In accordance with the relevant laws and regulations of the PRC, the Group’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years. As of December 31, 2016 and 2017, total statutory reserves were RMB5.9 million and RMB5.9 million, respectively.